Transactions with Related Parties, 1 (Details) - USD ($)	5 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	May 29, 2018	Sep. 19, 2016	Nov. 03, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Amount drawn down				$ 69,512,000	$ 49,764,000	$ 0
Payments to Fund Long-term Loans to Related Parties				0	0	49,342,000
Due from related parties, long-term				58,016,000	54,593,000
Management fees				94,019,000	94,973,000	97,866,000
Amount incurred for specialized work in connection with certain vessels						730,000
Loan repayment				$ 0	55,132,000	$ 0
Navios Holdings
Related Party Transaction [Line Items]
Navios Holdings' interest in Navios South American Logistics Inc.				35.80%
$70,000 secured loan facility with Navios Holdings
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity				$ 70,000,000
Arrangement fee				700,000
Payments to Fund Long-term Loans to Related Parties		$ 50,000,000
Interest income from related party				$ 0	4,471,000
Interest rate percentage				8.75%
Due from related parties, long-term				$ 0	$ 0
Line of credit facility issuance date				Sep. 19, 2016
Line of credit facility maturity date				Nov. 15, 2018
Loan repayment			$ 55,132,000
Accrued interest income			$ 5,132,000
Number of loan tranches				5
$70,000 secured loan facility with Navios Holdings | Navios Holdings
Related Party Transaction [Line Items]
Navios Holdings' interest in Navios South American Logistics Inc.				78.50%
$50,000 Revolver with Navios Holdings
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity				$ 50,000,000
Amount drawn down				$ 0
Interest rate description				LIBOR plus 300bps
Loan margin percentage				3.00%
Line of credit facility maturity date				Dec. 31, 2018
MR2 Product Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 6,350
MR2 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				$ 6,500
Duration of agreement				2 years
MR2 Chemical Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	6,350
MR2 Chemical Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				$ 6,500
Duration of agreement				2 years
LR1 Product Tanker Vessel | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	7,150
LR1 Product Tanker Vessel | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				$ 7,150
Duration of agreement				2 years
VLCC | Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 9,500
VLCC | Amendment of Management Agreement
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				$ 9,500
Duration of agreement				2 years